Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Borrowings
14.	Borrowings
This note provides a breakdown of borrowings in place as at June 30, 2022 and December 31, 2021.

(in €‘000)	Interest rate	Maturity	June 30, 2022	December 31, 2021
Senior debt	Euribor* + 5%**	May 27, 2026	114,556	112,935
Shareholder loans (1)	9%	November 30, 2035, May 31, 2035***	—	100,193
Shareholder loan (2)	Euribor + 0.1%****	December 31, 2022*****	23,404	—
Total			137,960	213,128

*	The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**	The margin of 5% will increase by 0.25% per year, for the first time in June 2022.
***	Of the total shareholder loans, one shareholder loan has a maturity date of November 30, 2035. The carrying amount as at June 30, 2022 was € nil (December 31, 2021: € 8,129 thousand).
****	The Euribor rate (6M) is floored at 0%. Therefore in case of a negative Euribor the applied interest rate is 0.1%.
*****
The loan has a maturity date of December 31
, 2022
. However, it is expected that the loan will be settled pursuant to the
Mega-E
call option being exercised by the Group. Therefore the loan has been classified as current.

Senior debt
In May 2019, the Group entered into a senior debt bank facility agreement to finance its operations. The principal terms and conditions of the senior debt bank facility are as follows:

•	a facility of €120 million;

•	drawdown stop when conditions precedent (covenant ratios) are not met;

•	repayment in full at maturity date;

•	commitment fee per year equal to 35 % of the applicable margin. For the six months ended June 30, 2022 and 2021, the commitment fee was 1.75% per year (equal to 35 % of the margin of 5%).
During the year ended December 31, 2021, the Group completed three drawdowns on the facility for a total amount of €44,315 thousand. On March 31, 2021, September 30, 2021, and December 2, 2021, the Group completed drawdowns on the facility of €24,203 thousand, €5,660 thousand and €14,452 thousand, respectively. As a result of these drawdowns, the Group has utilized the maximum amount of credit as allowed under the facility as of December 2, 2021
. The change in the carrying amount of borrowings is due to accrued interest for the six months ended June 30, 2022.

Assets pledged as security
The senior debt bank facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents), pledges on trade and other receivables and pledges on the shares in the capital of Allego B.V. and Allego Innovations B.V. held by the Company. These pledges may be enforced on the occurrence of an event of default
,
which is continuing. The carrying amount of assets pledged as security for the senior debt are as follows:

(in €‘000)	June 30, 2022	December 31, 2021
Current assets
Floating charge
Cash and cash equivalents	3,065	6,206
Trade receivables	36,855	38,767
Other receivables	7,414	5,752
Total current assets pledged as security	47,334	50,725
Transaction costs
During the six months ended June 30, 2022, the Group incurred € nil (June 30, 2021: €289 thousand) of transaction costs that are directly attributable to the senior debt bank facility. These costs are included in the measurement of the loan and are amortized over the term of the loan using the effective interest method. The interest expenses are recognized as part of finance costs in the interim condensed consolidated statement of profit or loss.
Prior to the drawdown on December 2, 2021 — the date on which the Group has utilized the maximum amount of credit as allowed under the facility — the Group expected that it would draw on the funds available under the senior debt facility. Therefore, commitment fees paid on the unused portion of the senior debt bank facility
were deferred and treated as an adjustment to the loan’s effective interest rate and recognized as interest expense over the term of the loan. The Group did not incur additional commitment fees after December 2, 2021, as the Group has utilized the maximum amount of credit as allowed under the facility. During the six months ended June 30, 2022, the Group recognized interest expenses of €4,656 thousand (June 30, 2021: €2,875 thousand) on the senior debt bank facility.
Loan covenants
Under the terms of the senior debt bank facility, the Group is required to comply with financial covenants related to earnings before interest, taxes, depreciation and amortization (“EBITDA”), revenue and interest expenses:

1.	Group’s EBITDA margin ratio: calculated on a consolidated level as (EBITDA / Revenue) X 100.

2.	Group’s EBITDA: calculated on a consolidated basis.

3.	Interest coverage ratio: calculated on a consolidated basis as (Revenue / interest paid).
EBITDA margin thresholds are defined at the level of Allego B.V. as well, which are required to be met together with the thresholds for the Group.
Breaching the requirements would cause a drawdown stop. Continuing breaches in the financial covenants would permit the bank to immediately call the debt. The Group may within twenty business days from the occurrence of a breach of the loan covenants provide a remedial plan setting out the actions, steps and/or measures (which may include a proposal for adjustments of the financial covenant levels) which are proposed to be implemented in order to remedy a breach of the loan covenants. In addition to the drawdown stop thresholds, a default status would occur if ratios would deteriorate further. This could lead to the loan to become immediately due and payable.

The Group has complied with these covenants throughout all reporting periods presented. The Group met its covenants that were determined based on the Dutch GAAP financial statements of the Company, as required by the terms and conditions of the senior debt bank facility. As the Group transitioned to IFRS, the loan covenants will need to be revisited with the lenders as per the facility agreement.
Given the fact that the Group has utilized the maximum amount of credit as allowed under the facility after the drawdown on December 2, 2021, the Group has determined that the disclosure of the default covenant ratios provides more relevant information compared to the drawdown stop covenant ratios. The target default covenant ratios are determined based on a twelve-month running basis and are as follows:

Testing date of loan covenants	EBITDA margin	EBITDA	Interest coverage
June 30, 2021	-15.43%	-/-€15.5 million	9.55x
December 31, 2021	-9.29%	-/-€12.2 million	8.94x
June 30, 2022	0.59%	Unconditional	9.86x
December 31, 2022	1.07%	Unconditional	10.75x
June 30, 2023	1.58%	Unconditional	12.00x
December 31, 2023	1.95%	Unconditional	13.16x
June 30, 2024	2.29%	Unconditional	14.48x
December 31, 2024	2.56%	Unconditional	15.91x
June 30, 2025	2.68%	Unconditional	18.37x
December 31, 2025	2.77%	Unconditional	20.68x
For the six months ended June 30, 2022, the actual covenant ratios (based on Dutch GAAP) were as follows:

Covenant ratios	June 30, 2022	June 30, 2021
Default covenant ratios
EBITDA margin	5.63%	negative 12.92%
EBITDA	€7 million	negative €8 million
Interest coverage ratio	21.70x	13.57x
In the preparation of its interim condensed consolidated financial statements, the Group assessed whether information about the existence of the covenant and its terms is material information, considering both the consequences and the likelihood of a breach occurring. The consequences of a covenant breach have been described in this note. A covenant breach would affect the Group’s financial position and cash flows in a way that could reasonably be expected to influence the decisions of the primary users of these consolidated financial statements. The Group considered the likelihood of a breach occurring as higher than remote as the Group incurred losses during the first years of its operations, even though the Group has complied with these covenants throughout all reporting periods presented and expects to continue to meet financial covenants performance criteria. Please also refer to Note 2.2 for the going concern considerations.
Shareholder loans (1)
In 2018 and 2019, the Group entered into shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations. All shareholder loans have similar terms and conditions. The principal terms and conditions are as follows:

•	repayment in full at maturity date;

•	interest can be paid or accrued at the discretion of the Group. Any accrued interest is due at the maturity date of the loan.
Interest expenses on the Group’s shareholder loans are recognized as part of finance costs in the interim condensed consolidated statement of profit or loss. During the six months ended June 30, 2022, the Group recognized

interest expenses of €1,741 thousand (June 30, 2021: €4,247 thousand) on the shareholder loans. These interest expenses have been accrued to the carrying value of the shareholder loans.
On March 16, 2022, immediately prior to the closing of the previously announced business combination and pursuant to the terms of the BCA, the outstanding principal of the shareholder loans together with the accrued interest on these loans have been converted into equity. For further details regarding the equity conversion of the shareholder loans refer to Note 13.
Shareholder loan (2)
In 2020, the Group entered into a shareholder loan with Meridiam EM SAS to finance its operations. The terms and conditions of the loan have been amended subsequent to the initial loan agreement being signed. The principal terms and conditions are as follows:

•	repayment in full no later than the maturity date;

•	interest is paid half yearly in arrears;

•	the loan becomes due in the event of a share capital increase.
Interest expense on the shareholder loan is recognized as part of finance costs in the interim condensed consolidated statement of profit or loss. During the six months ended June 30, 2022, the Group recognized interest expenses of €12 thousand (June 30, 2021: € nil) on the shareholder loans.

24. Borrowings
This note provides a breakdown of borrowings in place as at December 31, 2021 and 2020.

(in €‘000)	Interest rate	Maturity	December 31, 2021	December 31, 2020

Senior debt	Euribor* + 5%**	May 27, 2026	112,935	67,579
Shareholder loans	9%	November 30, 2035, May 31, 2035***	100,193	92,031
Total			213,128	159,610

*	The Euribor rate (6M) is floored at 0%. This floor is closely related to the contract of the loan and is therefore not presented separately in the consolidated statement of financial position.
**	The margin of 5% will increase by 0.25% per year, for the first time in June 2022.
***	Of the total shareholder loans, one shareholder loan has a maturity date of November 30, 2035. The carrying amount at December 31, 2021 was €8,129 thousand (2020: €7,853 thousand).
Senior debt
In May 2019, the Group entered into a senior debt bank facility agreement to finance its operations. The principal terms and conditions of the senior debt bank facility are as follows:

•	a facility of €120 million;

•	drawdown stop when conditions precedent (covenant ratios) are not met;

•	repayment in full at maturity date;

•	commitment fee per year equal to 35% of the applicable margin. For the years ended December 31, 2021 and 2020, the commitment fee was 1.75% per year (equal to 35% of the margin of 5%).
During

the year ended December 31, 2021, the Group completed three (2020: two, 2019: two) drawdowns on the facility for a total amount of €44,315 thousand (2020: 37,345 thousand, 2019: 38,339 thousand). On March 31, 2021, September 30, 2021, and December 2, 2021, the Group completed drawdowns on the facility of €24,203 thousand, €5,660 thousand and €14,452 thousand, respectively. As a result of these drawdowns, the Group has utilized the maximum amount of credit as allowed under the facility as of December 2, 2021.
Assets pledged as security
The
 senior debt bank facility is secured by pledges on the bank accounts (presented as part of cash and cash equivalents), pledges on trade and other receivables presented in Note 19 and pledges on the shares in the capital of Allego B.V. and Allego Innovations B.V. held by the Company. These pledges may be enforced on the occurrence of an event of default which is continuing. The carrying amount of assets pledged as security for the senior debt are as follows:

(in €‘000)	December 31, 2021	December 31, 2020

Current assets
Floating charge
Cash and cash equivalents	6,206	6,363
Trade receivables	38,767	22,287
Other receivables	5,752	827
Total current assets pledged as security	50,725	29,477
Transaction costs
During
 the year ended December 31, 2021, the Group incurred €
517
 thousand (2020: €
1,291
 thousand, 2019: €
7,356
thousand) of transaction costs that are directly attributable to the senior debt bank facility. These costs are included in the measurement of the loan and are amortized over the term of the loan using the effective interest method. Interest expenses on the Group’s senior debt bank facility are recognized as part of finance costs in the consolidated statement of profit or loss. Refer to Note 11 for details.
Prior to the drawdown on December 2, 2021 — the date on which the Group has utilized the maximum amount of credit as allowed under the facility — the Group expected that it would draw on the funds available under the senior debt facility. Therefore, commitment fees paid on the unused portion of the senior debt bank facility were deferred and treated as an adjustment to the loan’s effective interest rate and recognized as interest expense over the term of the loan. The Group did not incur additional commitment fees after December 2, 2021, as the Group has utilized the maximum amount of credit as allowed under the facility.
Loan covenants
The senior debt bank facility contains loan covenants. Refer to Note 31 for details.
Shareholder loans
In 2018 and 2019, the Group entered into six shareholder loans with Madeleine (the Company’s immediate parent) to finance its operations. All shareholder loans have similar terms and conditions. The principal terms and conditions are as follows:

•	repayment in full at maturity date;
•	interest can be paid or accrued at the discretion of the Group. Any accrued interest is due at the maturity date of the loan.
Interest expenses on the Group’s shareholder loans have been accrued to the carrying value of the shareholder loans and are recognized as part of finance costs in the consolidated statement of profit or loss. Refer to Note 11 for details.
Maturity profile of borrowings
The maturity profile of the borrowings is included in Note 30.
Changes in liabilities arising from financing activities
The movements in liabilities from financing activities in 2021 and 2020 have been as follows:

(in €‘000)	Senior debt	Shareholder loans	Lease liabilities	Total

As at January 1, 2020	29,965	84,502	14,579	129,046
Proceeds from borrowings	38,339	—	—	38,339
Payment of principal portion of lease liabilities	—	—	(1,658)	(1,658)
New leases	—	—	1,571	1,571
Termination of leases	—	—	(589)	(589)
Other changes	(725)	7,529	—	6,804
As at December 31, 2020	67,579	92,031	13,903	173,513

As at January 1, 2021	67,579	92,031	13,903	173,513
Proceeds from borrowings	44,315	—	—	44,315
Payment of principal portion of lease liabilities	—	—	(3,215)	(3,215)
New leases	—	—	20,800	20,800
Termination of leases	—	—	(670)	(670)
Other changes	1,041	8,162	799	10,002
As at December 31, 2021	112,935	100,193	31,617	244,745
Other
changes for the year ended December 31, 2021 of €10,002 thousand (2020: €6,804 thousand) include the effect of accrued but not yet paid interest on the Group’s borrowings of €14,674 thousand (2020: €11,015 thousand), offset by interest payments on the Group’s borrowings of €5,469 thousand (2020: €4,211 thousand) and exchange differences on translation of foreign denominated lease liabilities of €798 thousand (2020: € nil). The Group presents interest paid as cash flows from operating activities.